Pension Plan (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan-Amortization of net loss	$ 663,536
Defined benefit pension plan-Amortization of prior service cost	17,469
Estimated contribution to plan for 2013	$ 800,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum investment policy	50.00%